UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04917

Morgan Stanley Mortgage Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	October 31, 2008

Date of reporting period:	January 31, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments January 31, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON
THOUSANDS	DESCRIPTION AND MATURITY DATE	RATE	VALUE

	U.S. Government Agencies - Mortgage-Backed Securities (98.3%)
	Federal Home Loan Mortgage Corp. (5.2%)
$4,838	09/01/35 - 01/01/36	4.50%	$4,682,619
1,875	*	5.00	1,898,731
1,367	06/01/16 - 02/01/20	9.50	1,516,344
343	06/01/16 - 10/01/19	10.00	403,412
47	02/01/16 - 12/01/17	10.50	54,681
			8,555,787
	Federal Home Loan Mortgage Corp. (ARM) (3.3%)
1,154	05/01/36	5.209	1,178,719
782	04/01/36	5.543	807,574
738	03/01/37	5.612	758,025
799	04/01/37	5.322	815,150
997	04/01/37	5.613	1,023,471
792	04/01/37	5.869	814,792
			5,397,731
	Federal Home Loan Mortgage Corp. PC Gold (33.7%)
1,088	10/01/18 - 03/01/19	5.00	1,104,352
8,800	*	5.00	8,746,377
9,702	06/01/21 - 11/01/37	5.50	9,884,725
2,100	*	5.50	2,125,922
4,172	10/01/37	6.00	4,278,453
18,400	*	6.00	18,845,630
567	06/01/29 - 09/01/33	6.50	592,716
4,100	*	6.50	4,251,829
3,803	04/01/20 - 08/01/32	7.50	4,114,691
897	02/01/23 - 07/01/31	8.00	976,268
			54,920,963
	Federal National Mortgage Assoc. (49.5%)
10,050	*	4.50	10,071,984
4,127	04/01/27 - 06/01/37	5.00	4,111,115
15,900	*	5.00	16,055,582
34,961	10/01/36 - 12/01/37	5.50	35,439,213
5,941	01/01/27 - 12/01/33	6.50	6,205,899
4,557	07/01/23 - 12/01/34	7.00	4,859,909
2,686	09/01/29 - 06/01/32	7.50	2,904,946
821	08/01/24 - 02/01/32	8.00	895,014
103	01/01/22 - 04/01/25	8.50	112,502
99	09/01/16 - 05/01/20	9.50	110,149
50	03/01/16 - 01/01/18	9.75	57,822
			80,824,135
	Federal National Mortgage Assoc. (ARM) (5.0%)
803	09/01/35	5.006	827,870
803	03/01/37	5.248	812,629
1,926	12/01/36	5.456	1,975,835
910	01/01/37	5.624	935,202
810	04/01/37	5.97	838,911
1,465	03/01/36	6.782	1,493,235
1,234	03/01/36	6.861	1,257,987
			8,141,669
	Government National Mortgage Assoc. (1.4%)
650	08/15/25 - 02/15/29	6.50	680,272
11	06/15/29 - 08/15/29	7.50	11,786
513	10/15/19 - 10/15/24	8.50	568,334
901	11/15/17 - 06/15/20	9.50	1,005,416
36	05/15/16 - 11/15/20	10.00	43,138
			2,308,946

	Government National Mortgage Assoc. II (0.2%)
227	05/20/30	8.00		248,193

	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $157,104,135)			160,397,424

	U.S. Government Obligation (1.3%)
	U.S. Treasury Bond
2,000	02/15/36 (Cost $2,038,867)	4.50		2,045,158

	Commercial Mortgage-Backed Securities (9.4%)
	Banc of America Commercial Mortgage Inc.
725	2007-2 A4 04/10/49	5.688		730,984
675	2007-3 A4 06/10/49	5.838		677,044
850	2007-4 A4 02/10/51	5.745		859,138
600	2007-5 A4 02/10/51	5.492		591,408
	Citigroup Commercial Mortgage Trust
750	2006-C5 A4 10/15/49	5.431		741,921
800	2007-C6 A4 12/10/49	5.889		806,752
	Citigroup/Deutsche Bank Commercial Mortgage
700	2007-CD5 A4 11/15/44	5.886		709,486
	Commercial Mortgage Pass-Through Certificate
700	2007-C9 A4 12/10/49	5.816		711,174
	Greenwich Capital Commercial Funding Corp.
650	2007-GG1 A4 12/10/49	5.736		652,285
550	2007-GG9 A4 03/10/39	5.444		543,375
	GS Mortgage Securities Corporation II
800	2007-GG10 A4 08/10/45	5.799		811,706
	JP Morgan Chase Commercial Mortgage Securities
1,400	2007-CB18 A4 06/12/47	5.44		1,380,541
1,700	2007-CB19 A4 02/12/49	5.747		1,715,293
	LB Commercial Conduit Mortgage Trust
625	2007-C3 A4 07/15/44	6.134		640,798
	LB-UBS Commercial Mortgage Trust
700	2006-C1 A4 02/15/31	5.156		677,918
700	2007-C6 A4 07/15/40	5.858		709,511
900	2007-C7 A4 09/15/45	5.866		911,610
	Wachovia Bank Commercial Mortgage Trust
700	2007-C32 A3 06/15/49	5.741		704,828
700	2007-C33 A4 02/15/51	6.10		716,922

	Total Commercial Mortgage-Backed Securities (Cost $15,123,467)			15,292,694

	Collateralized Mortgage Obligations (28.2%)
	U.S. Government Agencies (2.6%)
	Federal National Mortgage Assoc.
981	1996-46 FC 12/25/23	6.075	+	1,006,163
3,590	2005-68 XI 08/25/35 (IO)	6.00		795,558
9,822	2006-28 1P 03/25/36 (IO)	1.83	+	263,963
727	2006-118 A2 12/25/36	4.933	+	711,590
	Grantor Trust
77	2004-T5 A13 05/28/35	5.486	+	76,790
	Whole Loan
1,352	2005-W2 A1 05/25/35	5.072	+	1,339,532
	Total U.S. Government Agencies			4,193,596

	Private Issues (25.6%)
	American Home Mortgage Assets
524	2007-5 A3 06/25/47	5.173	+	399,193
	American Home Mortgage Investment Trust
174	2004-1 1A 04/25/44	5.223	+	173,696
450	2006-1 1M2 03/25/46	5.293	+	302,155
	Banc of America Funding Corp.
575	2005-F 1A2 09/20/35	5.348	+	538,082

	Bear Stearns Mortgage Funding Trust
1,378	2006-AR1 1A1 07/25/36	5.083	+	1,269,460
1,371	2006-AR4 A1 12/25/36	5.083	+	1,290,923
956	2006-AR5 1A1 12/25/36	5.033	+	907,405
	Countrywide Alternative Loan Trust
182	2005-44 1A2A 10/25/35	5.163	+	178,753
315	2005-51 1A2A 11/20/35	5.288	+	308,408
239	2005-51 2A2A 11/20/35	5.288	+	235,101
327	2005-59 1A2B 11/20/35	5.756	+	316,975
4,123	2005-81 X1 02/25/37 (IO)	2.302	+	215,152
833	2006-OA1 1A2 03/20/46	5.298	+	756,083
618	2006-OA1 2A2 03/20/46	5.308	+	565,562
5,023	2006-OA1 2X 03/20/46 (IO)	2.757	+	237,455
437	2006-OA2 A2A 05/20/46	5.148	+	424,912
1,239	2006-OA10 2A2 08/25/46	5.103	+	1,129,139
10,357	2006-OA17 1XP 12/20/46 (IO)	2.731	+	554,395
7,981	2006-OA19 XP 02/20/47 (IO)	2.971	+	423,024
	Countrywide Home Loans
8,773	2004-25 2X 02/25/35 (IO)	1.814	+	164,497
720	2006-OA4 A2 04/25/46	5.143	+	658,182
	DSLA Mortgage Loan Trust
376	2004-AR1 A2A 09/19/44	5.431	+	354,508
797	2005-AR4 2A1C 08/19/45	5.32	+	727,347
1,113	2006-AR2 2A1A 11/19/37	5.221	+	1,041,142
1,273	2007-AR1 2A1B 04/19/38	5.201	+	1,155,404
	Greenpoint Mortgage Funding Trust
9,844	2005-AR1 X1 06/25/45 (IO)	2.267	+	266,553
9,758	2005-AR2 X1 06/25/45 (IO)	2.358	+	300,355
3,436	2005-AR3 X1 08/25/45 (IO)	2.372	+	109,170
7,651	2005-AR4 X4 10/25/45 (IO)	2.277	+	258,234
937	2006-AR2 3A2 03/25/36	5.193	+	860,589
	Harborview Mortgage Loan Trust
3,785	2005-2 X 05/19/35 (IO)	1.815	+	95,812
3,842	2005-3 X2 06/19/35 (IO)	0.769	+	96,039
708	2005-5 2A1B 07/19/45	5.311	+	659,419
2,568	2005-16 X1 01/19/36 (IO)	2.475	+	90,669
6,241	2005-16 X3 01/19/36 (IO)	2.217	+	195,031
3	2006-1 PO1 03/19/37 (PO)	0.00		2,212
4,915	2006-1 X1 03/19/37 (IO)	2.393	+	218,117
11,271	2006-5 CL X2 07/19/47 (IO)	2.279	+	443,794
0	2006-5 PO2 07/19/47 (PO)	0.00		40
1,184	2006-7 2A1A 10/19/37	5.221	+	1,101,338
1,156	2006-1O 2A1A 11/19/36	5.201	+	1,089,315
910	2006-14 2A1A 03/19/38	5.171	+	848,598
637	2006-14 2A1B 03/19/38	5.221	+	578,451
	Indymac Indx Mortgage Loan Trust
10,315	2005-AR12 AX2 07/25/35 (IO)	1.686	+	348,132
639	2005-AR12 2A1B 07/25/35	5.153	+	580,892
450	2006-AR4 M1 05/25/46	5.293	+	328,532
	Luminent Mortgage Trust
727	2006-1 A1 04/25/36	5.113	+	682,256
776	2006-2 A1B 02/25/46	5.153	+	711,887
964	2006-4 A1B 05/25/46	5.103	+	884,905
324	2006-5 B1 07/25/36	5.233	+	221,319
1,008	2006-6 A1 10/25/46	5.073	+	943,008
1,175	2006-7 2A2 12/25/36	5.093	+	1,052,854
	Mastr Adjustable Rate Mortgages Trust
425	2007-3 1M1 05/25/47	5.72	+	173,885
	Mortgageit Trust
1,021	2006-1 2A1B 04/25/36	5.153	+	930,904

	Residential Accredit Loans, Inc.
1,106	2006-QH1 A1 12/25/36	5.063	+	1,023,955
337	2006-QO1 02/25/46	5.143	+	318,630
303	2006-QO1 1A1 02/25/46	5.133	+	281,370
1,104	2006-QO6 A2 06/25/46	5.103	+	1,002,071
1,101	2006-QO10 A2 01/25/37	5.073	+	914,634
1,145	2007-QH2 A2 03/25/37	5.043	+	1,035,745
762	2007-QO2 A2 05/25/47	5.133	+	694,298
476	2007-QO2 A3 05/25/47	5.173	+	371,332
	Structured Asset Mortgage Investments, Inc.
903	2006-AR2 A2 02/25/36	5.183	+	823,984
1,096	2006-AR3 11A2 04/25/36	5.143	+	989,325
450	2006-AR7 B1 08/25/36	5.243	+	321,249
1,253	2006-AR8 A1A 10/25/36	5.073	+	1,161,480
1,719	2007-AR2 1A2 02/25/37	5.063	+	1,536,127
	WAMU Mortgage Pass-Through Certificates
1,705	2004-AR8 X 06/25/44 (IO)	1.665	+	36,238
3,106	2004-AR10 X 07/25/44 (IO)	1.615	+	58,228
4,369	2004-AR12 X 10/25/44 (IO)	1.485	+	92,837
621	2005-AR2 B1 01/25/45	3.665	+	444,921
484	2005-AR6 2AB3 04/25/45	5.143	+	440,274
397	2005-AR8 2AB3 07/25/45	5.233	+	358,104
129	2005-AR13 A1B1 10/25/45	5.133	+	127,782
233	2005-AR15 A1B1 11/25/45	5.123	+	228,786
211	2005-AR17 A1B1 12/25/45	5.123	+	207,698
54	2005-AR19 A1B1 12/25/45	5.123	+	53,670
957	2006-AR2 A1A 04/25/46	5.873	+	918,061

	Total Private Issues			41,840,062

	Total Collateralized Mortgage Obligations (Cost $50,504,641)			46,033,658

	Short-Term Investment (0.4%)
	U.S. Government Obligation (a)
726	U.S. Treasury Bill #
	04/10/08 (Cost $725,593)	3.15		725,593

	Total Investments (Cost $225,496,703) (b) (c)	137.6%		224,494,527
	Liabilities in Excess of Other Assets	(37.6)		(61,294,163)
	Net Assets	100.0%		$163,200,364

PC	Participation Certificate.
PO	Principal only security. No rate exists for a principal only security.
IO	Interest only security.
ARM	Adjustable Rate Mortgage. Interest rate in effect as of January 31, 2008.
+	Floating rate security, rate shown is the rate in effect at January 31, 2008.
#	A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $640,090.
*	Security purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Securities have been designated as collateral in an amount equal to $139,703,003 in connection with securities purchased on a forward commitment basis, open futures contracts and swap contracts.
(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at January 31, 2008:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

101	Long	U.S. Treasury Notes 2 Year,
		March 2008	$21,535,095	$182,008
55	Long	U.S. Treasury Notes 5 Year,
		March 2008	6,215,000	17,595
6	Long	U.S. Treasury Notes 5 Year,
		June 2008	675,469	(860)
75	Short	90 Day Euro $ Future
		March 2008	(18,205,313)	(387,924)
12	Short	90 Day Euro $ Future
		March 2009	(2,917,950)	(49,233)
4	Short	90 Day Euro $ Future
		March 2010	(965,850)	(13,361)
68	Short	90 Day Euro $ Future
		June 2008	(16,576,700)	(423,056)
10	Short	90 Day Euro $ Future
		June 2009	(2,426,625)	(38,768)
1	Short	90 Day Euro $ Future
		June 2010	(241,075)	(3,128)
41	Short	90 Day Euro $ Future
		September 2008	(9,999,388)	(244,822)
10	Short	90 Day Euro $ Future
		September 2009	(2,422,375)	(37,044)
38	Short	90 Day Euro $ Future
		December 2008	(9,256,325)	(221,449)
6	Short	90 Day Euro $ Future
		December 2009	(1,451,025)	(21,261)
333	Short	U.S. Treasury Notes Future 10 Year,
		March 2008	(38,867,344)	(857,370)
76	Short	U.S. Treasury Bonds Future 20 Year,
		March 2008	(9,067,750)	(140,346)

		Net Unrealized Depreciation		$(2,421,027

Interest Rate Swap Contracts Open at January 31, 2008:

	NOTIONAL	PAYMENTS	PAYMENTS
	AMOUNT	RECEIVED	MADE	TERMINATION	UNREALIZED
COUNTERPARTY	(000’S)	BY FUND	BY FUND #	DATE	APPRECIATION
JPMorgan Chase N.A. New York	$4,000	Fixed Rate 4.407%	Floating Rate 4.505%	January 10, 2010	$38,840

JPMorgan Chase N.A. New York	1,900	Fixed Rate 5.358	Floating Rate 5.494	May 23, 2017	170,867

Citibank N.A. New York	6,250	Fixed Rate 5.337	Floating Rate 5.498	May 24, 2017	551,750

Goldman Sachs & Co.	6,250	Fixed Rate 5.340	Floating Rate 5.498	May 24, 2017	553,250

Citibank Capital Market	3,000	Fixed Rate 5.701	Floating Rate 5.360	July 18, 2017	349,020

JPMorgan Chase N.A. New York	5,850	Fixed Rate 5.064	Floating Rate 5.725	September 11, 2017	381,011

	Total Unrealized Appreciation				$2,044,738

# Floating Rate represents USD-3 Month LIBOR

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 20, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 20, 2008